Consolidated statements of cash flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Operating activities
Income from operations	$ 51,230	$ 37,537	$ 36,108
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	8,879	6,843	5,337
Amortization	4,065	2,138	2,405
Deferred tax expense (benefit) (Note 12)	(1,540)	152	599
Foreign currency exchange contracts loss (Note 2)	107
Loss on foreign exchange	961	66	1,263
Provision for doubtful accounts	386	190	(1,861)
Loss from revaluation of contingent liability (Note 2)	922
Share-based compensation (Note 16)	1,418	5,460	2,246
Other	139	(13)	(101)
Changes in operating assets and liabilities:
Trade accounts receivable	(26,155)	(18,305)	(24,246)
Work-in-progress	(1,242)	419	(2,599)
Due to and from related parties	5,590	(4,636)	(174)
Accounts payable	(1,281)	989	4,309
Advances received	(68)	1,185	162
Accrued liabilities	2,768	1,435	530
Deferred revenue	195
Changes in other assets and liabilities	5,004	1,788	2,539
Net cash provided by operating activities	51,378	35,248	26,517
Investing activities
Purchases of property and equipment	(13,780)	(9,032)	(8,373)
Purchases of intangible assets	(6,034)	(2,033)	(834)
Proceeds from disposal of property and equipment	301	352	720
Acquisitions, net of cash acquired	(2,376)	(1,605)	(1,510)
Loans (issued to) repaid from related parties	380	(3,800)
Sale of Luxoft Consulting			283
Net cash used in investing activities	(21,509)	(16,118)	(9,714)
Financing activities
Proceeds from short-term borrowings	215,408	22,022	10,156
Repayment of short-term borrowings	(211,721)	(15,586)	(12,399)
Repayment of capital lease obligations	(83)	(485)	(531)
Overdraft facilities, net	(84)	413	421
Repayment of loans from related parties		(5,547)	(11,835)
Foreign currency exchange contracts, net	(722)
Dividend paid	(30,587)	(21,915)	(4,006)
Proceeds from issue of shares pursuant to IPO	32,348
Repayment of IPO costs	(1,312)
Net cash provided by (used in) financing activities	3,246	(21,098)	(18,194)
Effect of exchange rate changes on cash and cash equivalents	(112)	(379)	(370)
Net increase (decrease) in cash and cash equivalents	33,004	(2,347)	(1,761)
Cash and cash equivalents at beginning of year	4,499	6,846	8,607
Cash and cash equivalents at end of period	$ 37,503	$ 4,499	$ 6,846